Class A Common Stock Subject to Possible Redemption (restated)	3 Months Ended
Mar. 08, 2021
Temporary Equity Disclosure [Abstract]
Class A common stock subject to possible redemption (restated)
Note 9 — Class A common stock subject to possible redemption (restated)
The Company is authorized to issue a total of 450,000,000 Class A common stock at par value of $0.0001 each. As of March 8, 2021, there were 40,000,000 shares of Class A common stock issued and outstanding.
Class A common stock subject to possible redemption is classified as a liability instrument and is measured at fair value. A summary of the activity in the account is summarized as follows:

Proceeds at issuance date (March 8, 2021),	$400,000,000
Less: proceeds allocated to public warrants	(20,533,964)
Less: Class A common stock issuance cost	(21,508,580)
Plus: Revaluation to redemption value	42,042,544
Balance at March 31, 2021, June 30, 2021 and September 30, 2021	$400,000,000